Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Detail of financial liabilities

Detail of financial liabilities

	As of December 31,	As of December 31,
	2017	2018
	$ in thousands
Finance leases	13	1,018

Total non-current financial liabilities	13	1,018

Finance leases	21	333

Total current financial liabilities	21	333

Trade payables	9,460	15,883
Other current liabilities	6,570	8,369

Total Financial liabilities	16,064	25,603

Due dates of the financial liabilities

Due dates of the financial liabilities

Balance as of December 31, 2018	Gross Amount	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
Finance leases	1,350	333	1,018	—
Derivative instruments	—	—	—	—

Financial liabilities	1,350	333	1,018	—

Trade payables	15,883	15,883	—	—
Other current liabilities	8,369	8,369	—

Total financial liabilities	25,603	24,585	1,018	—